Average Annual Total Returns{- Fidelity SAI Inflation-Focused Fund} - 07.31 Fidelity SAI Inflation-Focused Fund PRO-03 - Fidelity SAI Inflation-Focused Fund	Fidelity SAI Inflation-Focused Fund Return Before Taxes Past 1 year	Fidelity SAI Inflation-Focused Fund Return Before Taxes Since Inception		Fidelity SAI Inflation-Focused Fund After Taxes on Distributions Past 1 year	Fidelity SAI Inflation-Focused Fund After Taxes on Distributions Since Inception		Fidelity SAI Inflation-Focused Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Inflation-Focused Fund After Taxes on Distributions and Sales Since Inception		DJ010 Past 1 year	DJ010 Since Inception
Total	9.84%	7.52%	[1]	8.90%	6.58%	[1]	5.81%	5.33%	[1]	7.69%	4.76%	[1]

[1]	(a) From December 20, 2018